Portfolio of Investments
Columbia Large Cap Growth Opportunity Fund, May 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.9%
Issuer	Shares	Value ($)
Communication Services 13.0%
Entertainment 1.6%
Electronic Arts, Inc.(a)	192,742	23,684,137
Interactive Media & Services 9.3%
Alphabet, Inc., Class A(a)	50,053	71,751,977
Facebook, Inc., Class A(a)	306,658	69,025,649
Total		140,777,626
Media 2.1%
Comcast Corp., Class A	801,160	31,725,936
Total Communication Services		196,187,699
Consumer Discretionary 14.9%
Automobiles 1.5%
Tesla Motors, Inc.(a)	26,337	21,991,395
Internet & Direct Marketing Retail 8.1%
Alibaba Group Holding Ltd., ADR(a)	58,282	12,087,104
Amazon.com, Inc.(a)	45,450	111,005,716
Total		123,092,820
Multiline Retail 1.6%
Target Corp.	201,088	24,599,095
Specialty Retail 2.4%
Home Depot, Inc. (The)	148,522	36,904,747
Textiles, Apparel & Luxury Goods 1.3%
lululemon athletica, Inc.(a)	62,956	18,892,781
Total Consumer Discretionary		225,480,838
Consumer Staples 2.3%
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	115,484	35,623,350
Total Consumer Staples		35,623,350
Financials 2.6%
Banks 1.3%
Citigroup, Inc.	407,671	19,531,517
Insurance 1.3%
Allstate Corp. (The)	202,701	19,826,185
Total Financials		39,357,702
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 15.2%
Biotechnology 4.2%
Alexion Pharmaceuticals, Inc.(a)	127,804	15,323,700
BioMarin Pharmaceutical, Inc.(a)	148,979	15,873,712
Exact Sciences Corp.(a)	105,571	9,066,437
Vertex Pharmaceuticals, Inc.(a)	81,156	23,369,682
Total		63,633,531
Health Care Equipment & Supplies 3.4%
Abbott Laboratories	305,887	29,034,794
Danaher Corp.	131,790	21,957,532
Total		50,992,326
Health Care Providers & Services 1.7%
Humana, Inc.	64,992	26,688,965
Life Sciences Tools & Services 1.7%
IQVIA Holdings, Inc.(a)	170,052	25,426,175
Pharmaceuticals 4.2%
Bristol-Myers Squibb Co.	483,187	28,855,928
Eli Lilly and Co.	226,145	34,588,878
Total		63,444,806
Total Health Care		230,185,803
Industrials 7.6%
Aerospace & Defense 1.7%
L3 Harris Technologies, Inc.	117,383	23,412,039
Spirit AeroSystems Holdings, Inc., Class A	145,912	3,161,913
Total		26,573,952
Building Products 1.4%
Trane Technologies PLC	231,936	20,922,947
Electrical Equipment 1.7%
AMETEK, Inc.	275,198	25,238,409
Machinery 1.3%
Caterpillar, Inc.	159,240	19,129,501
Road & Rail 1.5%
Norfolk Southern Corp.	127,767	22,779,578
Total Industrials		114,644,387
Columbia Large Cap Growth Opportunity Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Large Cap Growth Opportunity Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 42.5%
IT Services 11.1%
Fidelity National Information Services, Inc.	201,752	28,009,230
MasterCard, Inc., Class A	145,107	43,661,245
PayPal Holdings, Inc.(a)	276,760	42,900,568
Visa, Inc., Class A	274,474	53,588,304
Total		168,159,347
Semiconductors & Semiconductor Equipment 6.1%
Broadcom, Inc.	106,674	31,070,936
Lam Research Corp.	77,126	21,107,072
NVIDIA Corp.	113,185	40,182,939
Total		92,360,947
Software 18.0%
Adobe, Inc.(a)	108,281	41,861,435
Intuit, Inc.	101,726	29,533,092
Microsoft Corp.	776,685	142,327,526
ServiceNow, Inc.(a)	76,348	29,617,680
VMware, Inc., Class A(a)	187,812	29,349,381
Total		272,689,114
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc.	347,319	110,426,603
Total Information Technology		643,636,011
Real Estate 1.8%
Equity Real Estate Investment Trusts (REITS) 1.8%
Equinix, Inc.	39,915	27,845,901
Total Real Estate		27,845,901
Total Common Stocks (Cost $926,770,973)		1,512,961,691

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	3,059,300	3,059,606
Total Money Market Funds (Cost $3,059,380)		3,059,606
Total Investments in Securities (Cost: $929,830,353)		1,516,021,297
Other Assets & Liabilities, Net		(1,441,810)
Net Assets		1,514,579,487

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	5,011,288	86,407,568	(88,359,435)	185	3,059,606	1,129	10,249	3,059,300
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Large Cap Growth Opportunity Fund | Quarterly Report 2020